Equity - Schedule of changes in currency translation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Opening balance	€ 687	€ 2,767
Closing balance	3,080	687	€ 2,767
Currency translation reserve
Disclosure of equity [Line Items]
Opening balance	(1,986)	(2,527)	(2,395)
Unrealised revaluations	637	(222)	183
Realised gains/losses transferred to the statement of profit or loss		1
Exchange rate differences	(1,425)	763	(316)
Closing balance	€ (2,774)	€ (1,986)	€ (2,527)